Inventories (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw materials	£ 15	£ 13
Work in progress	2	2
Finished goods	183	121
Total	200	136
Inventory impairment charge	3	16
Inventory recognised as an expense	280	210
Reversals of inventory write-downs	£ 0	£ 0